Schedule of Investments (unaudited)
June 30, 2022
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities
AGL CLO 3 Ltd., Series 2020-3A, Class A, (3 mo. LIBOR US + 1.30%), 2.34%, 01/15/33(a)(b)	USD	250	$ 243,139
American Express Credit Account Master Trust
Series 2021-1, Class A, 0.90%, 11/15/26		3,660	3,448,680
Series 2022-1, Class A, 2.21%, 03/15/27		1,711	1,653,085
Series 2022-2, Class A, 3.39%, 05/15/27		3,884	3,875,921
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class A3, 0.37%, 08/18/25		1,650	1,622,602
Series 2021-3, Class A3, 0.76%, 08/18/26		1,400	1,343,317
Series 2022-1, Class A3, 2.45%, 11/18/26		797	774,419
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR2, (3 mo. LIBOR US + 1.09%), 2.33%, 01/28/31(a)(b)		470	462,780
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL2, Class A, (1 mo. LIBOR US + 1.10%), 2.42%, 05/15/36(a)(b)		500	483,542
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 08/15/28(a)		210	207,655
Atrium XIII, Series 13A, Class B, (3 mo. LIBOR US + 1.50%), 2.68%, 11/21/30(a)(b)		800	768,178
BA Credit Card Trust, Series 2022-A1, Class A1, 3.53%, 11/15/27		4,763	4,754,270
Bain Capital Credit CLO Ltd., Series 2021-5A, Class B, (3 mo. LIBOR US + 1.65%), 2.83%, 10/23/34(a)(b)		500	467,647
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class A1R2, (3 mo. LIBOR US + 1.00%), 2.06%, 07/20/29(a)(b)		900	890,671
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.10%), 2.16%, 01/20/31(a)(b)		500	489,978
BHG Securitization Trust, Series 2022-B, Class A, 3.75%, 06/18/35(a)		141	140,077
Birch Grove CLO 2 Ltd., Series 2021-2A, Class B, (3 mo. LIBOR US + 1.75%), 2.79%, 10/19/34(a)(b)		250	233,324
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3 mo. LIBOR US + 1.75%), 2.93%, 07/25/34(a)(b)		250	234,632
BMW Vehicle Owner Trust
Series 2019-A, Class A4, 1.95%, 01/26/26		1,290	1,275,722
Series 2022-A, Class A3, 3.21%, 08/25/26		2,722	2,691,435
Canyon CLO Ltd., Series 2021-4A, Class B, (3 mo. LIBOR US + 1.70%), 2.74%, 10/15/34(a)(b)		250	235,402
Capital One Multi-Asset Execution Trust
Series 2022-A1, Class A1, 2.80%, 03/15/27		3,331	3,272,642
Series 2022-A2, Class A, 3.49%, 05/15/27		7,105	7,109,483
CarMax Auto Owner Trust
Series 2021-1, Class A3, 0.34%, 12/15/25		1,220	1,189,188
Series 2021-2, Class A3, 0.52%, 02/17/26		910	882,466
Series 2022-2, Class A3, 3.49%, 02/16/27		5,004	4,976,264
Cedar Funding VII CLO Ltd.
Series 2018-7A, Class A1, (3 mo. LIBOR US + 1.00%), 2.06%, 01/20/31(a)(b)		1,500	1,468,096
Series 2018-7A, Class A2, (3 mo. LIBOR US + 1.13%), 2.19%, 01/20/31(a)(b)		875	844,886
CIFC Funding Ltd., Series 2014-3A, Class A1R2, (3 mo. LIBOR US + 1.20%), 2.34%, 10/22/31(a)(b)		1,000	980,082
CNH Equipment Trust, Series 2019-B, Class A3, 2.52%, 08/15/24		339	338,555
College Ave Student Loans LLC
Series 2021-B, Class A1, (1 mo. LIBOR US + 0.80%), 1.81%, 06/25/52(a)(b)		255	245,826
Series 2021-C, Class B, 2.72%, 07/26/55(a)		100	88,684
Security		Par (000)	Value
Asset-Backed Securities (continued)
Credit Acceptance Auto Loan Trust
Series 2019-3A, Class A, 2.38%, 11/15/28(a)	USD	146	$ 145,619
Series 2020-1A, Class A, 2.01%, 02/15/29(a)		627	625,221
Series 2020-2A, Class A, 1.37%, 07/16/29(a)		250	246,269
Series 2021-2A, Class A, 0.96%, 02/15/30(a)		970	928,630
Series 2022-1A, Class A, 4.60%, 06/15/32(a)		780	776,090
Diameter Capital CLO 1 Ltd., Series 2021-1A, Class A1A, (3 mo. LIBOR US + 1.24%), 2.28%, 07/15/36(a)(b)		250	242,080
Diameter Capital CLO 2 Ltd., Series 2021-2A, Class A2, (3 mo. LIBOR US + 1.75%), 2.79%, 10/15/36(a)(b)		250	235,946
Discover Card Execution Notes Trust, Series 2017-A5, Class A5, (1 mo. LIBOR US + 0.60%), 1.92%, 12/15/26(b)		925	927,343
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.56%, 12/11/34(a)		835	810,334
Drive Auto Receivables Trust
Series 2021-1, Class A3, 0.44%, 11/15/24		22	22,150
Series 2021-3, Class A3, 0.79%, 10/15/25		1,400	1,369,325
Dryden 36 Senior Loan Fund, Series 2014-36A, Class AR3, (3 mo. LIBOR US + 1.02%), 2.06%, 04/15/29(a)(b)		236	231,801
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR2, (3 mo. LIBOR US + 1.04%), 2.10%, 04/20/34(a)(b)		1,000	956,427
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BR, (3 mo. LIBOR US + 1.70%), 2.74%, 10/15/30(a)(b)		700	668,540
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.80%, 11/25/45(a)		89	79,064
ELFI Graduate Loan Program LLC, Series 2022-A, Class A, 4.51%, 08/26/47(a)		570	571,079
Enterprise Fleet Financing LLC, Series 2020-1, Class A2, 1.78%, 12/22/25(a)		591	586,810
Enterprise Fleet Funding LLC, Series 2021-1, Class A2, 0.44%, 12/21/26(a)		801	777,768
Fairstone Financial Issuance Trust, Series 2020-1A, Class A, 2.51%, 10/20/39(a)	CAD	510	372,683
Ford Credit Auto Owner Trust
Series 2021-A, Class A3, 0.30%, 08/15/25	USD	550	535,366
Series 2022-B, Class A4, 3.93%, 08/15/27		417	418,347
FS Rialto Issuer Ltd., Series 2021-FL2, Class A, (1 mo. LIBOR US + 1.22%), 2.73%, 05/16/38(a)(b)		310	303,241
Galaxy XIX CLO Ltd., Series 2015-19A, Class A2RR, (3 mo. LIBOR US + 1.40%), 2.58%, 07/24/30(a)(b)		250	237,904
Generate CLO 2 Ltd., Series 2A, Class AR, (3 mo. LIBOR US + 1.15%), 2.29%, 01/22/31(a)(b)		1,500	1,474,694
GM Financial Consumer Automobile Receivables Trust
Series 2022-1, Class A4, 1.51%, 04/17/28		277	257,470
Series 2022-2, Class A3, 3.10%, 02/16/27		2,026	2,005,954
Series 2022-2, Class A4, 3.25%, 04/17/28		629	614,839
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A, 1.93%, 07/20/48(a)		228	194,425
Series 2021-5CS, Class A, 2.31%, 10/20/48(a)		140	121,459
Series 2022-1GS, Class A, 2.70%, 01/20/49(a)		119	106,310
Series 2022-2CS, Class A, 4.00%, 04/20/49(a)		83	78,766
Honda Auto Receivables Owner Trust
Series 2019-3, Class A4, 1.85%, 08/15/25		790	786,033
Series 2019-4, Class A4, 1.87%, 01/20/26		500	494,456
Series 2020-1, Class A4, 1.63%, 10/21/26		900	885,992
Series 2021-1, Class A3, 0.27%, 04/21/25		1,030	1,005,510
Hyundai Auto Receivables Trust, Series 2021-C, Class A3, 0.74%, 05/15/26		700	668,572

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Jamestown CLO XVI Ltd., Series 2021-16A, Class B, (3 mo. LIBOR US + 1.80%), 2.98%, 07/25/34(a)(b)	USD	250	$ 239,953
John Deere Owner Trust, Series 2021-A, Class A2, 0.20%, 12/15/23		682	679,374
Lendmark Funding Trust, Series 2021-1A, Class A, 1.90%, 11/20/31(a)		330	286,157
LoanCore Issuer Ltd., Series 2021-CRE5, Class A, (1 mo. LIBOR US + 1.30%), 2.62%, 07/15/36(a)(b)		220	212,467
Mariner Finance Issuance Trust
Series 2020-AA, Class A, 2.19%, 08/21/34(a)		284	272,797
Series 2021-AA, Class A, 1.86%, 03/20/36(a)		140	123,809
Mosaic Solar Loan Trust, Series 2022-1A, Class A, 2.64%, 01/20/53(a)		222	199,449
Navient Private Education Loan Trust, Series 2020-IA, Class A1A, 1.33%, 04/15/69(a)		1,095	1,006,571
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/68(a)		363	354,017
Series 2019-GA, Class A, 2.40%, 10/15/68(a)		129	124,627
Series 2020-A, Class A2B, (1 mo. LIBOR US + 0.90%), 2.22%, 11/15/68(a)(b)		1,732	1,703,254
Series 2020-BA, Class A2, 2.12%, 01/15/69(a)		449	421,946
Series 2020-DA, Class A, 1.69%, 05/15/69(a)		571	539,300
Series 2020-FA, Class A, 1.22%, 07/15/69(a)		802	765,356
Series 2021-A, Class A, 0.84%, 05/15/69(a)		92	84,536
Series 2021-BA, Class A, 0.94%, 07/15/69(a)		558	506,960
Series 2021-DA, Class A, (Prime Rate + (1.99)%), 2.01%, 04/15/60(a)(b)		555	528,855
Series 2022-BA, Class A, 4.16%, 10/15/70(a)		1,656	1,643,468
Nelnet Student Loan Trust
Series 2021-A, Class APT2, 1.36%, 04/20/62(a)		824	760,854
Series 2021-CA, Class AFL, (1 mo. LIBOR US + 0.74%), 2.34%, 04/20/62(a)(b)		624	609,124
OCP CLO Ltd., Series 2020-19A, Class BR, (3 mo. LIBOR US + 1.70%), 2.76%, 10/20/34(a)(b)		250	234,004
Octagon 56 Ltd., Series 2021-1A, Class B, (3 mo. LIBOR US + 1.65%), 2.69%, 10/15/34(a)(b)		300	281,773
OneMain Direct Auto Receivables Trust, Series 2021-1A, Class A, 0.87%, 07/14/28(a)		1,990	1,853,115
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 05/14/35(a)		689	678,298
OZLM XXII Ltd., Series 2018-22A, Class A2, (3 mo. LIBOR US + 1.50%), 2.54%, 01/17/31(a)(b)		250	235,686
Palmer Square CLO Ltd.
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.13%), 2.17%, 01/17/31(a)(b)		1,250	1,229,684
Series 2018-2A, Class A1A, (3 mo. LIBOR US + 1.10%), 2.14%, 07/16/31(a)(b)		250	244,308
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class A1AR, (3 mo. LIBOR US + 1.00%), 2.06%, 10/20/31(a)(b)		750	732,678
PFS Financing Corp.
Series 2020-A, Class A, 1.27%, 06/15/25(a)		1,000	971,867
Series 2020-F, Class A, 0.93%, 08/15/24(a)		153	152,696
Series 2020-G, Class A, 0.97%, 02/15/26(a)		370	351,252
Series 2021-A, Class A, 0.71%, 04/15/26(a)		230	215,355
Pikes Peak CLO 8, Series 2021-8A, Class B, (3 mo. LIBOR US + 1.75%), 2.81%, 07/20/34(a)(b)		250	238,200
Prodigy Finance DAC, Series 2021-1A, Class A, (1 mo. LIBOR US + 1.25%), 2.87%, 07/25/51(a)(b)		150	147,528
Progress Residential Trust, Series 2021-SFR10, Class A, 2.39%, 12/17/40(a)		527	462,322
Security		Par (000)	Value
Asset-Backed Securities (continued)
Regional Management Issuance Trust
Series 2021-2, Class A, 1.90%, 08/15/33(a)	USD	421	$ 362,707
Series 2022-1, Class B, 3.71%, 03/15/32(a)		100	93,445
Santander Drive Auto Receivables Trust
Series 2021-4, Class A3, 0.51%, 08/15/25		564	554,611
Series 2022-3, Class A3, 3.40%, 12/15/26		1,080	1,072,750
SLM Student Loan Trust, Series 2013-4, Class A, (1 mo. LIBOR US + 0.55%), 2.17%, 06/25/43(b)		206	199,608
SMB Private Education Loan Trust
Series 2016-A, Class A2B, (1 mo. LIBOR US + 1.50%), 2.82%, 05/15/31(a)(b)		545	543,452
Series 2016-B, Class A2B, (1 mo. LIBOR US + 1.45%), 2.77%, 02/17/32(a)(b)		568	566,372
Series 2017-A, Class A2B, (1 mo. LIBOR US + 0.90%), 2.22%, 09/15/34(a)(b)		1,349	1,342,420
Series 2019-B, Class A2B, (1 mo. LIBOR US + 1.00%), 2.32%, 06/15/37(a)(b)		997	996,797
Series 2021-A, Class A2A1, (1 mo. LIBOR US + 0.73%), 2.05%, 01/15/53(a)(b)		1,197	1,163,711
Series 2021-A, Class APL, 0.00%, 01/15/53(a)		1,407	1,363,960
Series 2022-A, Class APT, 2.85%, 11/16/54(a)		946	875,157
Series 2022-B, Class A1A, 3.94%, 02/16/55(a)		970	945,687
SoFi Professional Loan Program LLC
Series 2016-C, Class A2B, 2.36%, 12/27/32(a)		4	3,684
Series 2016-D, Class A2B, 2.34%, 04/25/33(a)		14	14,415
SoFi Professional Loan Program Trust
Series 2020-A, Class A2FX, 2.54%, 05/15/46(a)		297	284,857
Series 2020-C, Class AFX, 1.95%, 02/15/46(a)		385	366,552
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3 mo. LIBOR US + 1.12%), 2.16%, 01/15/34(a)(b)		1,000	969,288
Toyota Auto Receivables Owner Trust
Series 2020-C, Class A4, 0.57%, 10/15/25		2,500	2,389,122
Series 2022-B, Class A3, 2.93%, 09/15/26		1,750	1,727,319
Series 2022-B, Class A4, 3.11%, 08/16/27		573	561,567
Toyota Lease Owner Trust, Series 2021-A, Class A2, 0.27%, 09/20/23(a)		242	240,556
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85%, 07/22/24		338	336,821
Volkswagen Auto Loan Enhanced Trust, Series 2021-1, Class A3, 1.02%, 06/22/26		1,223	1,171,956
Voya CLO Ltd., Series 2018-3A, Class A1A, (3 mo. LIBOR US + 1.15%), 2.19%, 10/15/31(a)(b)		1,000	980,520
Westlake Automobile Receivables Trust, Series 2021-1A, Class A2A, 0.39%, 10/15/24(a)		453	449,892
Total Asset-Backed Securities — 26.1% (Cost: $109,813,529)			107,124,031
Corporate Bonds
Aerospace & Defense — 0.2%
Boeing Co.
2.80%, 03/01/23		450	447,410
2.20%, 02/04/26		200	180,273
Raytheon Technologies Corp., 3.65%, 08/16/23		30	29,968
			657,651
Automobiles — 0.9%
Daimler Finance North America LLC, 1.45%, 03/02/26(a)		315	285,285
Daimler Trucks Finance North America LLC, 2.00%, 12/14/26(a)		150	134,779
Nissan Motor Co. Ltd.
3.52%, 09/17/25(a)		1,945	1,840,218
2.65%, 03/17/26(c)	EUR	100	97,848

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobiles (continued)
Nissan Motor Co. Ltd.
3.20%, 09/17/28(c)	EUR	155	$ 144,207
Stellantis NV
2.38%, 04/14/23(c)		695	733,316
3.75%, 03/29/24(c)		135	143,397
Traton Finance Luxembourg SA, 0.00%, 06/14/24(c)		500	499,188
			3,878,238
Banks — 9.6%
Banco Santander SA, 2.75%, 05/28/25	USD	600	568,135
Bank Leumi Le-Israel BM, 3.28%, 01/29/31(a)(c)		200	175,313
Bank of America Corp.
3.00%, 12/20/23		2,475	2,466,887
3.55%, 03/05/24		2,340	2,332,484
1.84%, 02/04/25		500	481,980
0.98%, 09/25/25		1,600	1,480,306
1.53%, 12/06/25		1,610	1,498,017
1.32%, 06/19/26		234	212,715
1.20%, 10/24/26		770	689,003
Barclays PLC
1.01%, 12/10/24		1,200	1,138,901
3.65%, 03/16/25		540	528,064
BPCE SA, 2.05%, 10/19/27(a)		295	260,227
Citigroup, Inc.
2.88%, 07/24/23		1,975	1,974,135
0.98%, 05/01/25		1,150	1,077,353
4.14%, 05/24/25		285	283,836
3.29%, 03/17/26		490	473,727
3.11%, 04/08/26		1,900	1,823,915
1.46%, 06/09/27		1,000	884,091
Cooperatieve Rabobank UA, 1.34%, 06/24/26(a)		270	246,275
Credit Agricole SA, 1.25%, 01/26/27(a)		250	220,076
Danske Bank A/S, 1.62%, 09/11/26(a)		805	720,446
Discover Bank, 2.45%, 09/12/24		250	240,429
DNB Bank ASA, 1.13%, 09/16/26(a)		525	472,773
HSBC Holdings PLC
3.00%, 03/10/26		420	399,773
2.25%, 11/22/27		865	770,686
ING Groep NV
0.10%, 09/03/25(c)	EUR	100	98,761
1.73%, 04/01/27	USD	280	249,993
1.38%, 01/11/28(c)	EUR	200	189,053
JPMorgan Chase & Co.
0.70%, 03/16/24	USD	470	459,726
1.51%, 06/01/24		2,615	2,549,121
3.80%, 07/23/24		632	629,647
4.02%, 12/05/24		1,975	1,968,229
2.30%, 10/15/25		940	895,072
2.60%, 02/24/26		900	855,396
2.08%, 04/22/26		241	225,353
4.08%, 04/26/26		520	513,514
1.05%, 11/19/26		800	711,159
Mitsubishi UFJ Financial Group, Inc., 1.41%, 07/17/25		965	886,016
Mizuho Financial Group, Inc., 1.23%, 05/22/27		200	174,708
NatWest Group PLC
3.88%, 09/12/23		305	303,995
2.36%, 05/22/24		645	633,434
1.64%, 06/14/27		595	521,665
NatWest Markets PLC, 1.60%, 09/29/26(a)		650	572,542
Nordea Bank Abp, 1.50%, 09/30/26(a)		850	755,124
PSA Banque France SA, 0.75%, 04/19/23(c)	EUR	755	787,579
Standard Chartered PLC, 0.99%, 01/12/25(a)	USD	535	505,064
Sumitomo Mitsui Financial Group, Inc., 0.95%, 01/12/26		825	733,963
Security		Par (000)	Value
Banks (continued)
U.S. Bancorp, 2.22%, 01/27/28	USD	600	$ 549,665
UniCredit SpA, 2.57%, 09/22/26(a)		570	509,892
Wells Fargo & Co.
3.91%, 04/25/26		1,385	1,362,127
3.53%, 03/24/28		505	478,309
			39,538,654
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 3.65%, 02/01/26		500	491,870
Asahi Group Holdings Ltd., 0.01%, 04/19/24(c)	EUR	525	531,475
			1,023,345
Biotechnology — 0.7%
AbbVie, Inc.
2.60%, 11/21/24	USD	260	251,670
3.20%, 05/14/26		875	842,869
2.95%, 11/21/26		575	544,839
0.75%, 11/18/27	EUR	175	163,638
Gilead Sciences, Inc., 3.65%, 03/01/26	USD	1,000	982,052
			2,785,068
Capital Markets — 3.5%
Blackstone Private Credit Fund
3.25%, 03/15/27(a)		800	678,737
4.00%, 01/15/29(a)		305	249,931
Charles Schwab Corp, 2.45%, 03/03/27		345	321,751
Credit Suisse AG, 2.95%, 04/09/25		1,000	957,076
Credit Suisse Group AG
2.59%, 09/11/25(a)		640	602,128
3.25%, 04/02/26(c)	EUR	385	393,783
Deutsche Bank AG
1.45%, 04/01/25	USD	345	322,387
2.55%, 01/07/28		680	588,614
Goldman Sachs Group, Inc.
0.66%, 09/10/24		620	593,189
3.50%, 01/23/25		450	443,321
3.27%, 09/29/25		1,410	1,369,913
2.64%, 02/24/28		410	372,107
Series VAR, 1.09%, 12/09/26		500	445,330
Intercontinental Exchange, Inc., 4.00%, 09/15/27		839	825,455
Morgan Stanley
3.13%, 01/23/23		170	169,942
0.53%, 01/25/24		285	279,373
0.73%, 04/05/24		70	68,241
3.74%, 04/24/24		205	204,286
0.79%, 01/22/25		1,100	1,039,803
0.79%, 05/30/25		500	465,458
2.72%, 07/22/25		1,000	963,374
3.13%, 07/27/26		750	715,459
2.48%, 01/21/28		585	531,790
UBS Group AG
2.86%, 08/15/23(a)		1,100	1,099,615
1.01%, 07/30/24(a)		645	624,550
1.25%, 09/01/26(c)	EUR	200	193,994
			14,519,607
Chemicals — 0.5%
International Flavors & Fragrances, Inc., 1.23%, 10/01/25(a)	USD	2,005	1,808,819
LYB International Finance III LLC, 1.25%, 10/01/25		491	444,287
			2,253,106
Commercial Services & Supplies — 0.3%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25		640	611,200

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Conti-Gummi Finance BV, 1.13%, 09/25/24(c)	EUR	395	$ 404,761
Republic Services, Inc., 0.88%, 11/15/25	USD	365	330,405
			1,346,366
Consumer Finance — 2.4%
American Express Co., 2.55%, 03/04/27		655	610,310
Capital One Financial Corp.
3.90%, 01/29/24		400	399,345
3.20%, 02/05/25		400	388,925
2.64%, 03/03/26		1,450	1,369,047
4.93%, 05/10/28		620	614,037
Ford Motor Credit Co. LLC, 5.58%, 03/18/24		500	497,500
General Motors Financial Co., Inc.
2.90%, 02/26/25		600	572,608
1.50%, 06/10/26		1,400	1,221,390
2.35%, 02/26/27		700	616,557
Hyundai Capital America, 1.65%, 09/17/26(a)		415	365,958
Nissan Motor Acceptance Co. LLC, 2.00%, 03/09/26(a)		600	519,102
Synchrony Financial
4.38%, 03/19/24		1,150	1,142,999
4.88%, 06/13/25		24	23,732
4.50%, 07/23/25		582	566,239
Volkswagen Leasing GmbH
1.00%, 02/16/23(c)	EUR	930	974,666
1.63%, 08/15/25(c)		125	126,245
			10,008,660
Containers & Packaging — 0.1%
Sonoco Products Co., 2.25%, 02/01/27	USD	325	292,307
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24		250	238,150
3.50%, 01/15/25		450	429,766
2.45%, 10/29/26		510	444,089
Aviation Capital Group LLC, 1.95%, 09/20/26(a)		640	543,804
LSEGA Financing PLC, 1.38%, 04/06/26(a)		1,270	1,140,275
			2,796,084
Diversified Telecommunication Services — 0.7%
AT&T Inc., 1.70%, 03/25/26		1,265	1,155,802
Verizon Communications, Inc.
2.63%, 08/15/26		263	248,477
2.10%, 03/22/28		855	759,429
3.88%, 02/08/29		195	188,660
1.75%, 01/20/31		700	562,256
			2,914,624
Electric Utilities — 1.7%
Enel Finance International NV
1.38%, 07/12/26(a)		570	499,800
1.13%, 09/16/26(c)	EUR	225	221,120
Eversource Energy, 2.90%, 03/01/27	USD	400	375,492
Exelon Corp., 2.75%, 03/15/27(a)		170	158,914
National Grid Electricity Transmission PLC, 0.19%, 01/20/25(c)	EUR	295	292,283
NextEra Energy Capital Holdings, Inc., 1.88%, 01/15/27	USD	550	496,054
Pacific Gas & Electric Co.
1.37%, 03/10/23		2,520	2,481,315
3.45%, 07/01/25		255	239,794
Southern Co., 4.48%, 08/01/24(d)		1,490	1,495,683
Security		Par (000)	Value
Electric Utilities (continued)
Texas Electric Market Stabilization Funding N LLC, Series A-1, 4.27%, 08/01/34(a)	USD	340	$ 337,404
Virginia Electric and Power Co., Series B, 3.75%, 05/15/27		355	351,345
			6,949,204
Electrical Equipment — 0.1%
Amphenol Technologies Holding GmbH
0.75%, 05/04/26(c)	EUR	100	97,725
2.00%, 10/08/28(c)		150	148,299
			246,024
Energy Equipment & Services — 0.1%
Halliburton Co., 3.50%, 08/01/23	USD	47	47,029
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25		360	333,860
			380,889
Equity Real Estate Investment Trusts (REITs) — 2.0%
American Tower Corp.
3.00%, 06/15/23		82	81,131
2.40%, 03/15/25		1,405	1,327,771
1.60%, 04/15/26		1,200	1,072,470
0.45%, 01/15/27	EUR	390	355,973
0.50%, 01/15/28		100	87,655
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29(a)	USD	200	178,100
Crown Castle International Corp.
1.35%, 07/15/25		1,050	959,752
3.70%, 06/15/26		500	482,357
Digital Euro Finco LLC, 2.63%, 04/15/24(c)	EUR	515	536,890
Equinix, Inc., 1.25%, 07/15/25	USD	2,275	2,066,701
Healthpeak Properties, Inc., 1.35%, 02/01/27		220	192,758
VICI Properties LP, 4.38%, 05/15/25		730	712,976
			8,054,534
Food & Staples Retailing — 0.5%
7-Eleven, Inc.
0.80%, 02/10/24(a)		1,394	1,320,746
0.95%, 02/10/26(a)		125	110,286
CVS Health Corp., 1.30%, 08/21/27		810	697,941
			2,128,973
Food Products — 0.4%
General Mills, Inc., 0.45%, 01/15/26	EUR	385	374,912
Grupo Bimbo SAB de CV, 4.00%, 09/06/49(a)	USD	200	162,916
Kraft Heinz Foods Co.
3.00%, 06/01/26		400	376,839
3.88%, 05/15/27		707	683,705
			1,598,372
Health Care Providers & Services — 1.2%
Becton Dickinson Euro Finance Sarl
0.63%, 06/04/23	EUR	665	690,916
1.21%, 06/04/26		100	98,382
Elevance Health, Inc.
2.95%, 12/01/22	USD	50	49,971
2.38%, 01/15/25		1,220	1,174,518
Fresenius Finance Ireland PLC, 0.00%, 10/01/25(c)	EUR	310	295,229
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25(a)	USD	1,800	1,752,937
HCA, Inc.
5.25%, 04/15/25		400	400,622
3.13%, 03/15/27(a)		305	277,101
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25		114	104,932
			4,844,608

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Durables — 0.1%
DR Horton, Inc., 1.30%, 10/15/26	USD	245	$ 211,648
Industrial Conglomerates — 0.4%
CRH Finance DAC, 3.13%, 04/03/23(c)	EUR	690	732,756
General Electric Co., 1.88%, 05/28/27		175	173,899
Holcim Finance Luxembourg SA, 0.13%, 07/19/27(c)		285	257,438
Roper Technologies, Inc., 1.00%, 09/15/25	USD	465	420,415
			1,584,508
Insurance — 0.6%
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27		315	295,432
MassMutual Global Funding II, 2.80%, 03/21/25(a)		829	805,763
Met Tower Global Funding, 3.70%, 06/13/25(a)		800	793,464
Metropolitan Life Global Funding I, 2.80%, 03/21/25(a)		795	773,429
			2,668,088
Interactive Media & Services — 0.1%
Baidu, Inc., 2.88%, 07/06/22		300	299,940
Internet & Direct Marketing Retail — 0.0%
Booking Holdings, Inc., 1.80%, 03/03/27	EUR	200	200,513
IT Services — 1.0%
Fidelity National Information Services, Inc., 1.15%, 03/01/26	USD	380	335,998
Fiserv, Inc., 2.75%, 07/01/24		1,635	1,594,832
Global Payments, Inc.
1.20%, 03/01/26		800	704,743
2.15%, 01/15/27		1,615	1,433,413
			4,068,986
Media — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25		1,155	1,157,680
Series USD, 4.50%, 02/01/24		2,500	2,514,793
Comcast Corp., 2.35%, 01/15/27		2,165	2,018,120
Publicis Groupe SA, 1.63%, 12/16/24(c)	EUR	300	309,751
			6,000,344
Metals & Mining — 0.2%
Nucor Corp.
2.00%, 06/01/25	USD	90	84,694
4.30%, 05/23/27		525	523,010
Steel Dynamics, Inc., 2.40%, 06/15/25		25	23,648
			631,352
Multi-Utilities — 0.7%
Alliant Energy Finance LLC, 3.75%, 06/15/23(a)		245	245,176
ONE Gas, Inc., 1.10%, 03/11/24		1,900	1,809,930
Redexis Gas Finance BV, 1.88%, 05/28/25(c)	EUR	300	302,026
Sempra Energy, 3.30%, 04/01/25	USD	320	312,630
			2,669,762
Oil, Gas & Consumable Fuels — 1.2%
BP Capital Markets PLC, 1.95%, 03/03/25(c)	EUR	360	373,718
Canadian Natural Resources Ltd., 2.95%, 01/15/23	USD	125	124,546
Enbridge, Inc.
2.90%, 07/15/22		225	224,984
2.50%, 02/14/25		670	643,143
Energy Transfer LP
3.60%, 02/01/23		150	149,574
4.50%, 04/15/24		500	500,228
2.90%, 05/15/25		360	342,174
Kinder Morgan, Inc., 4.30%, 06/01/25		800	795,883
Marathon Petroleum Corp., 4.70%, 05/01/25		235	237,751
MPLX LP, 1.75%, 03/01/26		655	589,723
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co., 1.13%, 01/15/26	USD	310	$ 276,987
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24		500	509,920
TotalEnergies Capital International SA, 0.75%, 07/12/28(c)	EUR	200	189,225
			4,957,856
Paper & Forest Products — 0.2%
Celulosa Arauco y Constitucion SA, 4.20%, 01/29/30(a)	USD	200	177,600
Fibria Overseas Finance Ltd., 5.50%, 01/17/27		26	25,682
Inversiones CMPC SA, 4.38%, 04/04/27(a)		200	190,537
Suzano Austria GmbH
5.75%, 07/14/26(a)		200	202,200
3.75%, 01/15/31		29	23,423
			619,442
Pharmaceuticals — 0.0%
Bayer AG, 0.75%, 01/06/27(c)	EUR	200	190,258
Road & Rail — 0.7%
Canadian Pacific Railway Co., 1.75%, 12/02/26	USD	245	221,719
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 03/14/23(a)		505	503,523
1.20%, 11/15/25(a)		1,130	1,008,864
Ryder System, Inc., 2.85%, 03/01/27		370	344,921
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26(a)		570	484,167
2.30%, 06/15/28(a)		200	162,420
			2,725,614
Semiconductors & Semiconductor Equipment — 1.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27		1,200	1,154,635
Broadcom, Inc., 3.63%, 10/15/24		1,515	1,499,838
NXP BV/NXP Funding LLC, 4.88%, 03/01/24		1,800	1,818,900
NXP BV/NXP Funding LLC/NXP U.S.A., Inc., 2.70%, 05/01/25		1,465	1,391,897
			5,865,270
Software — 0.8%
Oracle Corp., 1.65%, 03/25/26		1,375	1,231,668
VMware, Inc., 1.40%, 08/15/26		2,280	2,017,142
Workday, Inc., 3.50%, 04/01/27		200	191,259
			3,440,069
Specialty Retail — 0.3%
Lowe’s Cos., Inc., 3.35%, 04/01/27		1,090	1,048,938
Tobacco — 0.8%
Altria Group, Inc., 2.35%, 05/06/25		260	245,492
BAT Capital Corp., 2.79%, 09/06/24		700	677,265
BAT International Finance PLC, 1.67%, 03/25/26		2,095	1,853,828
Louis Dreyfus Co. Finance BV, 2.38%, 11/27/25(c)	EUR	305	308,422
Philip Morris International, Inc., 0.13%, 08/03/26		320	290,791
			3,375,798
Trading Companies & Distributors — 0.3%
Air Lease Corp.
2.63%, 07/01/22	USD	650	650,000
2.30%, 02/01/25		240	224,616
1.88%, 08/15/26		285	246,235
			1,120,851
Wireless Telecommunication Services — 0.5%
Bharti Airtel Ltd., 3.25%, 06/03/31(a)		200	169,288
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/25(a)		275	275,046

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Wireless Telecommunication Services (continued)
T-Mobile U.S.A., Inc.
1.50%, 02/15/26	USD	961	$ 868,303
3.75%, 04/15/27		900	866,627
			2,179,264
Total Corporate Bonds — 36.6% (Cost: $158,710,266)			150,074,815
Foreign Agency Obligations
Canada — 0.3%
CPPIB Capital, Inc., 0.50%, 09/16/24(a)		1,480	1,394,581
Colombia — 0.1%
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(a)		200	181,412
Kuwait — 0.1%
MEGlobal Canada ULC, 5.88%, 05/18/30(a)		288	302,724
Panama — 0.0%
Banco Nacional de Panama, 2.50%, 08/11/30(a)		200	157,000
Peru — 0.0%
Consorcio Transmantaro SA, 4.70%, 04/16/34(a)		200	180,000
Qatar — 0.0%
Qatar Energy, 2.25%, 07/12/31(a)		200	171,000
Saudi Arabia — 0.2%
SABIC Capital I BV, 2.15%, 09/14/30(c)		232	196,040
Saudi Arabian Oil Co., 2.88%, 04/16/24(a)		220	216,024
Saudi Telecom Co., 3.89%, 05/13/29(a)		210	203,936
			616,000
Total Foreign Agency Obligations — 0.7% (Cost: $3,317,690)			3,002,717
Foreign Government Obligations
Chile — 0.0%
Republic of Chile, 3.24%, 02/06/28		210	197,768
Indonesia — 0.1%
Republic of Indonesia, 3.55%, 03/31/32		271	246,301
Mexico — 0.1%
United Mexican States, 4.75%, 04/27/32		251	241,211
Panama — 0.1%
Republic of Panama, 3.16%, 01/23/30		231	205,778
Peru — 0.0%
Republic of Peru
4.13%, 08/25/27		43	42,161
2.78%, 01/23/31		94	80,006
1.86%, 12/01/32		45	34,222
3.00%, 01/15/34		11	9,026
			165,415
Qatar — 0.1%
State of Qatar, 3.75%, 04/16/30(a)		251	248,490
Romania — 0.0%
Republic of Romania
3.63%, 03/27/32(a)		86	67,150
4.00%, 02/14/51(a)		196	127,375
			194,525
Saudi Arabia — 0.0%
Republic of Saudi, 3.75%, 01/21/55(a)		200	163,750
Security		Par (000)	Value
Uruguay — 0.0%
Republic of Uruguay
4.38%, 10/27/27	USD	40	$ 40,457
4.38%, 01/23/31		63	63,725
			104,182
Total Foreign Government Obligations — 0.4% (Cost: $2,055,930)			1,767,420
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.8%
Angel Oak Mortgage Trust
Series 2020-2, Class A1A, 2.53%, 01/26/65(a)(b)		175	168,401
Series 2022-1, Class A1, 2.88%, 12/25/66(a)(d)		285	268,874
Series 2022-2, Class A1, 3.35%, 01/25/67(a)(b)		339	325,304
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/49(a)(b)		176	166,462
COLT Mortgage Loan Trust, Series 2022-3, Class A1, 3.90%, 02/25/67(a)(b)		145	140,221
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB1, Class 2A, 2.81%, 05/20/34(b)		28	26,963
Credit Suisse Mortgage Capital Trust, Series 2022-ATH1, Class A1A, 2.87%, 01/25/67(a)(b)		336	324,582
Deephaven Residential Mortgage Trust, Series 2022-2, Class A1, 4.30%, 03/25/67(a)(b)		118	114,977
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, (1 mo. LIBOR US + 0.85%), 2.47%, 03/25/50(a)(b)		505	476,448
GCAT Trust, Series 2021-NQM7, Class A1, 1.92%, 08/25/66(a)(b)		302	287,227
GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ2, Class A4, 2.50%, 06/25/52(a)(b)		570	485,830
JPMorgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 06/25/29(a)(b)		348	334,124
Series 2016-2, Class A1, 2.47%, 06/25/46(a)(b)		134	129,899
Series 2022-INV3, Class A3B, 3.00%, 09/25/52(a)(b)		409	363,260
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3, 3.00%, 04/25/52(a)(b)		465	412,243
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/56(a)(b)		331	299,426
New Residential Mortgage Loan Trust, Series 2020-1A, Class A1B, 3.50%, 10/25/59(a)(b)		413	396,463
OBX Trust
Series 2020-EXP3, Class 2A1B, (1 mo. LIBOR US + 0.90%), 2.52%, 01/25/60(a)(b)		1,000	982,268
Series 2022-INV3, Class A1, 3.00%, 02/25/52(a)(b)		211	186,768
PRKCM Trust, Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(b)		375	319,474
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52(a)(b)		491	434,778
Starwood Mortgage Residential Trust, Series 2020-3, Class A1, 1.49%, 04/25/65(a)(b)		248	241,203
Verus Securitization Trust
Series 2022-1, Class A1, 2.72%, 01/25/67(a)(d)		171	160,666
Series 2022-3, Class A1, 4.13%, 02/25/67(a)(d)		427	418,596
			7,464,457
Commercial Mortgage-Backed Securities — 18.9%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (1 mo. LIBOR US + 0.88%), 2.07%, 09/15/34(a)(b)		600	588,461
Alen Mortgage Trust, Series 2021-ACEN, Class A, (1 mo. LIBOR US + 1.15%), 2.47%, 04/15/34(a)(b)		420	403,323
BANK
Series 2018-BN10, Class ASB, 3.64%, 02/15/61		2,375	2,333,629

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BANK
Series 2019-BN18, Class A2, 3.47%, 05/15/62	USD	1,250	$ 1,227,992
Series 2022-BNK42, Class A5, 4.49%, 06/15/55(b)		350	355,340
Barclays Commercial Mortgage Trust
Series 2019-C3, Class B, 4.10%, 05/15/52		400	374,926
Series 2019-C4, Class B, 3.32%, 08/15/52		360	317,762
Series 2019-C5, Class ASB, 2.99%, 11/15/52		250	238,300
BBCMS Mortgage Trust, Series 2022-C16, Class A5, 4.60%, 06/15/55(b)		460	469,789
Beast Mortgage Trust, Series 2021-SSCP, Class A, (1 mo. LIBOR US + 0.75%), 2.07%, 04/15/36(a)(b)		1,000	953,298
Benchmark Mortgage Trust
Series 2018-B1, Class ASB, 3.60%, 01/15/51(b)		2,500	2,464,515
Series 2018-B2, Class ASB, 3.78%, 02/15/51(b)		2,750	2,728,129
Series 2018-B5, Class C, 4.76%, 07/15/51(b)		500	453,211
Series 2022-B34, Class A5, 3.79%, 04/15/55(b)		505	483,304
Series 2022-B34, Class AM, 3.96%, 04/15/55(b)		265	247,530
BX Commercial Mortgage Trust
Series 2019-XL, Class A, (1 mo. LIBOR US + 0.92%), 2.24%, 10/15/36(a)(b)		597	586,278
Series 2021-XL2, Class A, (1 mo. LIBOR US + 0.69%), 2.01%, 10/15/38(a)(b)		742	706,693
Series 2022-LP2, Class A, (1 mo. CME Term SOFR + 1.01%), 2.35%, 02/15/39(a)(b)		280	268,955
BX Trust
Series 2018-BILT, Class D, (1 mo. LIBOR US + 1.77%), 3.09%, 05/15/30(a)(b)		270	256,434
Series 2021-ARIA, Class A, (1 mo. LIBOR US + 0.90%), 2.22%, 10/15/36(a)(b)		795	747,090
Series 2022-IND, Class A, (1 mo. CME Term SOFR + 1.49%), 2.83%, 04/15/37(a)(b)		900	875,725
CD Mortgage Trust
Series 2016-CD2, Class A4, 3.53%, 11/10/49(b)		520	499,942
Series 2017-CD5, Class A4, 3.43%, 08/15/50		525	505,752
CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A3, 3.22%, 11/10/49(b)		820	784,236
CGMS Commercial Mortgage Trust, Series 2017-B1, Class AAB, 3.24%, 08/15/50		1,210	1,183,373
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class A5, 3.86%, 05/10/47		761	755,956
Series 2015-GC27, Class A5, 3.14%, 02/10/48		1,395	1,359,925
Series 2015-GC33, Class A4, 3.78%, 09/10/58		1,060	1,049,845
Series 2016-C2, Class AAB, 2.71%, 08/10/49		1,673	1,642,588
Series 2016-P4, Class AAB, 2.78%, 07/10/49		1,183	1,154,937
Series 2018-B2, Class A4, 4.01%, 03/10/51		535	526,596
Cold Storage Trust, Series 2020-ICE5, Class A, (1 mo. LIBOR US + 0.90%), 2.22%, 11/15/37(a)(b)		1,293	1,260,159
Commercial Mortgage Trust
Series 2013-CR10, Class A4, 4.21%, 08/10/46(b)		1,750	1,747,902
Series 2013-CR6, Class ASB, 2.62%, 03/10/46		119	118,741
Series 2013-CR7, Class ASB, 2.74%, 03/10/46		66	65,380
Series 2013-CR8, Class B, 4.06%, 06/10/46(a)(b)		300	297,268
Series 2013-SFS, Class A1, 1.87%, 04/12/35(a)		46	45,522
Series 2014-CR14, Class ASB, 3.74%, 02/10/47		271	270,438
Series 2014-CR16, Class A4, 4.05%, 04/10/47		1,000	997,103
Series 2014-CR17, Class C, 4.94%, 05/10/47(b)		1,046	1,013,286
Series 2014-CR21, Class A3, 3.53%, 12/10/47		877	863,790
Series 2014-LC15, Class A4, 4.01%, 04/10/47		1,250	1,243,856
Series 2014-UBS2, Class A5, 3.96%, 03/10/47		1,000	994,245
Series 2014-UBS6, Class ASB, 3.39%, 12/10/47		542	538,537
Series 2015-CR23, Class A2, 2.85%, 05/10/48		653	652,277
Series 2015-CR23, Class A4, 3.50%, 05/10/48		1,500	1,471,090
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust
Series 2015-CR24, Class B, 4.52%, 08/10/48(b)	USD	500	$ 487,912
Series 2015-LC19, Class A4, 3.18%, 02/10/48		1,600	1,558,202
Series 2015-LC23, Class A4, 3.77%, 10/10/48		550	541,099
Series 2018-COR3, Class A3, 4.23%, 05/10/51		160	158,398
Credit Suisse Mortgage Capital Trust, Series 2021-980M, Class C, 3.20%, 07/15/31(a)		170	151,399
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class C, 4.80%, 11/15/48(b)		750	713,942
Series 2019-C17, Class A4, 2.76%, 09/15/52		1,000	894,575
ELP Commercial Mortgage Trust, Series 2021-ELP, Class A, (1 mo. LIBOR US + 0.70%), 2.03%, 11/15/38(a)(b)		290	276,891
FREMF Mortgage Trust, Series 2015-K45, Class B, 3.73%, 04/25/48(a)(b)		290	284,321
GS Mortgage Securities Trust
Series 2013-GC13, Class A5, 4.17%, 07/10/46(b)		625	624,143
Series 2013-GC16, Class AAB, 3.81%, 11/10/46		508	507,460
Series 2015-GC30, Class AAB, 3.12%, 05/10/50		597	591,674
Series 2015-GC34, Class A4, 3.51%, 10/10/48		1,250	1,218,608
Series 2015-GC34, Class AAB, 3.28%, 10/10/48		1,470	1,451,851
Series 2021-STAR, Class A, (1 mo. LIBOR US + 0.95%), 2.27%, 12/15/36(a)(b)		580	557,109
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1 mo. LIBOR US + 1.15%), 2.47%, 05/15/38(a)(b)		552	536,744
Independence Plaza Trust, Series 2018-INDP, Class A, 3.76%, 07/10/35(a)		1,540	1,494,941
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5, 3.78%, 08/15/47		500	495,996
Series 2014-C25, Class A4A1, 3.41%, 11/15/47		412	405,305
Series 2015-C28, Class ASB, 3.04%, 10/15/48		849	837,850
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class D, 4.68%, 07/05/32(a)(b)		745	744,611
Series 2017-JP6, Class A3, 3.11%, 07/15/50		552	540,067
Series 2019-BKWD, Class A, (1 mo. LIBOR US + 1.00%), 2.32%, 09/15/29(a)(b)		207	204,274
Series 2019-MFP, Class A, (1 mo. LIBOR US + 0.96%), 2.28%, 07/15/36(a)(b)		720	705,594
Series 2021-MHC, Class A, (1 mo. LIBOR US + 0.80%), 2.12%, 04/15/38(a)(b)		142	136,749
Series 2022-OPO, Class B, 3.38%, 01/05/39(a)		150	137,408
Series 2022-OPO, Class D, 3.57%, 01/05/39(a)(b)		100	83,805
Life Mortgage Trust, Series 2021-BMR, Class A, (1 mo. LIBOR US + 0.70%), 2.02%, 03/15/38(a)(b)		531	513,728
MF1
Series 2021-W10, Class A, (1 mo. CME Term SOFR + 1.07%), 2.35%, 12/15/34(a)(b)		120	119,944
Series 2021-W10, Class B, (1 mo. CME Term SOFR + 1.37%), 2.65%, 12/15/34(a)(b)(e)		100	95,250
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, (1 mo. LIBOR US + 0.80%), 2.13%, 04/15/38(a)(b)		480	467,691
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class A4, 4.21%, 07/15/46(b)		2,000	1,992,778
Series 2013-C7, Class A4, 2.92%, 02/15/46		2,735	2,719,561
Series 2013-C8, Class A4, 3.13%, 12/15/48		631	630,435
Series 2014-C15, Class A4, 4.05%, 04/15/47		1,850	1,842,568
Series 2015-C25, Class A4, 3.37%, 10/15/48		330	321,690
Series 2016-C30, Class ASB, 2.73%, 09/15/49		215	209,540
Series 2016-C31, Class A5, 3.10%, 11/15/49		2,525	2,391,386

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (1 mo. CME Term SOFR + 1.40%), 2.68%, 03/15/39(a)(b)	USD	700	$ 687,435
One New York Plaza Trust, Series 2020-1NYP, Class A, (1 mo. LIBOR US + 0.95%), 2.27%, 01/15/36(a)(b)		580	561,905
PKHL Commercial Mortgage Trust, Series 2021-MF, Class B, (1 mo. LIBOR US + 1.18%), 2.51%, 07/15/38(a)(b)		544	522,093
Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50%, 08/25/57(b)		1,403	1,390,135
SREIT Trust, Series 2021-MFP2, Class A, (1 mo. LIBOR US + 0.82%), 2.15%, 11/15/36(a)(b)		395	378,577
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1 mo. CME Term SOFR + 2.19%), 3.47%, 05/15/37(a)(b)		270	262,614
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class ASB, 3.24%, 12/15/47		979	969,275
Series 2015-C26, Class B, 3.78%, 02/15/48		515	491,632
Series 2015-C27, Class A5, 3.45%, 02/15/48		495	484,977
Series 2015-C29, Class A4, 3.64%, 06/15/48		3,000	2,950,512
Series 2016-LC24, Class A3, 2.68%, 10/15/49		885	839,776
Series 2017-C39, Class A5, 3.42%, 09/15/50		1,698	1,632,347
WFRBS Commercial Mortgage Trust
Series 2013-C13, Class A4, 3.00%, 05/15/45		174	172,459
Series 2014-LC14, Class A5, 4.05%, 03/15/47		721	717,937
			77,830,601
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class XA, 0.85%, 09/15/48(b)		4,381	84,659
Commercial Mortgage Trust
Series 2015-CR23, Class XA, 1.02%, 05/10/48(b)		2,059	40,105
Series 2015-LC21, Class XA, 0.81%, 07/10/48(b)		4,695	75,091
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 2.03%, 01/15/49(b)		623	34,464
			234,319
Total Non-Agency Mortgage-Backed Securities — 20.8% (Cost: $90,964,890)			85,529,377
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.9%
Fannie Mae
Series 2018-21, Class CA, 3.50%, 04/25/45		190	189,762
Series 2019-73, Class P, 3.00%, 03/25/48		666	646,675
Freddie Mac
Series 3959, Class MA, 4.50%, 11/15/41		76	78,130
Series 3986, Class M, 4.50%, 09/15/41		32	32,476
Series 4274, Class PN, 3.50%, 10/15/35		116	116,756
Series 4390, Class CA, 3.50%, 06/15/50		91	91,407
Series 4459, Class BN, 3.00%, 08/15/43		318	306,420
Series 4482, Class DH, 3.00%, 06/15/42		76	76,002
Series 4494, Class KA, 3.75%, 10/15/42		150	151,079
Series 4752, Class PL, 3.00%, 09/15/46		424	411,771
Series 4777, Class CB, 3.50%, 10/15/45		413	412,084
Series 4941, Class MB, 3.00%, 07/25/49		333	319,161
Series 5000, Class MA, 2.00%, 06/25/44		278	264,472
Series 5006, Class KA, 2.00%, 06/25/45		778	738,377
Series 5105, Class LA, 1.50%, 04/15/44		3,324	3,204,675
Ginnie Mae, Series 2017-136, Class GB, 3.00%, 03/20/47		532	519,449
			7,558,696
Security		Par (000)	Value
Commercial Mortgage-Backed Securities — 0.4%
Fannie Mae, Series 2014-M9, Class A2, 3.10%, 07/25/24(b)	USD	1,714	$ 1,700,719
Mortgage-Backed Securities — 13.1%
Fannie Mae Mortgage-Backed Securities
0.54%, 10/27/25		4,500	4,141,114
2.50%, 12/01/27 - 04/01/32		1,288	1,263,590
3.00%, 09/01/30 - 09/01/35		2,895	2,871,139
4.00%, 03/01/32 - 08/01/49		13,597	13,751,044
4.50%, 09/01/26 - 01/01/48		2,258	2,305,249
5.00%, 07/01/25 - 06/01/39		1,571	1,652,927
(12 mo. LIBOR US + 1.59%), 2.45%, 07/01/44(b)		165	167,944
(12 mo. LIBOR US + 1.59%), 3.02%, 06/01/45(b)		196	196,592
(12 mo. LIBOR US + 1.59%), 3.02%, 10/01/45(b)		141	143,804
(12 mo. LIBOR US + 1.69%), 2.88%, 07/01/43(b)		388	396,877
Freddie Mac Mortgage-Backed Securities
0.60%, 09/30/25		3,000	2,763,081
0.90%, 10/13/27		2,000	1,770,668
2.50%, 11/01/27		242	238,137
3.00%, 02/01/36		408	401,277
4.00%, 09/01/33 - 06/01/37		1,740	1,774,406
4.50%, 03/01/49		3,199	3,282,958
(12 mo. LIBOR US + 1.62%), 2.25%, 03/01/45(b)		261	262,167
(12 mo. LIBOR US + 1.62%), 3.22%, 05/01/45(b)		436	434,904
Uniform Mortgage-Backed Securities
3.00%, 07/01/52(f)		3,485	3,245,134
3.50%, 07/01/52(f)		4,345	4,178,329
4.00%, 07/01/52(f)		8,640	8,511,750
			53,753,091
Total U.S. Government Sponsored Agency Securities — 15.4% (Cost: $64,915,586)			63,012,506
U.S. Treasury Obligations
U.S. Treasury Bonds, 1.75%, 08/15/41(g)		5,000	3,803,320
U.S. Treasury Inflation Indexed Notes, 0.13%, 04/15/27		6,645	6,542,899
Total U.S. Treasury Obligations — 2.5% (Cost: $11,299,876)			10,346,219
Total Long-Term Investments — 102.5% (Cost: $441,077,767)			420,857,085
Short-Term Securities
Commercial Paper — 0.3%
HSBC U.S.A., Inc., 4.01%, 06/14/23(h)		1,460	1,406,696
	Shares
Money Market Funds — 0.2%
Dreyfus Treasury Securities Cash Management, Institutional Class, 0.97%(i)	655,594	655,594
Total Short-Term Securities — 0.5% (Cost: $2,061,258)		2,062,290
Total Investments Before TBA Sale Commitments — 103.0% (Cost: $443,139,025)		422,919,375

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series S Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
TBA Sale Commitments(f)
Mortgage-Backed Securities — (2.9)%
Uniform Mortgage-Backed Securities
3.00%, 07/01/52	USD	(3,485)	$ (3,245,134)
3.50%, 07/01/52		(4,345)	(4,178,328)
4.00%, 07/01/52		(4,320)	(4,259,841)
Total TBA Sale Commitments — (2.9)% (Proceeds: $(11,782,719))			(11,683,303)
Total Investments Net of TBA Sale Commitments — 100.1% (Cost: $431,356,306)			411,236,072
Liabilities in Excess of Other Assets — (0.1)%			(592,618)
Net Assets — 100.0%			$ 410,643,454
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Represents or includes a TBA transaction.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(h)	Rates are discount rates or a range of discount rates as of period end.
(i)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Notes (2 Year)	710	09/30/22	$ 149,111	$ (546,830)
Short Contracts
Euro-Bobl	28	09/08/22	3,644	14,942
Euro-Schatz	72	09/08/22	8,235	7,865
Japanese Government Bonds (10 Year)	5	09/12/22	5,476	13,770
U.S. Treasury Bonds (30 Year)	13	09/21/22	1,802	(27,029)
U.S. Treasury Notes (10 Year)	82	09/21/22	9,720	(36,859)
U.S. Ultra Treasury Bonds	28	09/21/22	4,322	102,970
U.S. Ultra Treasury Bonds (10 Year)	96	09/21/22	12,228	84,057
U.S. Treasury Notes (5 Year)	680	09/30/22	76,330	3,950
				163,666
				$ (383,164)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	411,303	CAD	526,000	JPMorgan Chase Bank N.A.	09/21/22	$ 2,606
USD	12,476,574	EUR	11,781,000	BNP Paribas SA	09/21/22	57,047
						$59,653

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series S Portfolio
Centrally Cleared Interest Rate Swaps
Paid by the Fund			Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
SOFR, 1.50%	Annual	2.95%	Annual	10/05/22(a)	06/30/24	USD	9,575	$ (29,631)	$ —	$ (29,631)
SOFR, 1.50%	Annual	2.78%	Annual	10/05/22(a)	11/30/26	USD	9,575	15,997	—	15,997
								$ (13,634)	$ —	$ (13,634)
(a)	Forward Swap.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 107,124,031	$ —	$ 107,124,031
Corporate Bonds	—	150,074,815	—	150,074,815
Foreign Agency Obligations	—	3,002,717	—	3,002,717
Foreign Government Obligations	—	1,767,420	—	1,767,420
Non-Agency Mortgage-Backed Securities	—	85,434,127	95,250	85,529,377
U.S. Government Sponsored Agency Securities	—	63,012,506	—	63,012,506
U.S. Treasury Obligations	—	10,346,219	—	10,346,219
Short-Term Securities
Commercial Paper	—	1,406,696	—	1,406,696
Money Market Funds	655,594	—	—	655,594
Liabilities
TBA Sale Commitments	—	(11,683,303)	—	(11,683,303)
	$ 655,594	$ 410,485,228	$ 95,250	$ 411,236,072
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$ —	$ 59,653	$ —	$ 59,653
Interest Rate Contracts	227,554	15,997	—	243,551

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BATS: Series S Portfolio
	Level 1	Level 2	Level 3	Total
Liabilities
Interest Rate Contracts	$ (610,718)	$ (29,631)	$ —	$ (640,349)
	$ (383,164)	$ 46,019	$ —	$ (337,145)
(a)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar
Portfolio Abbreviation
CLO	Collateralized Loan Obligation
DAC	Designated Activity Co.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate
TBA	To-be-Announced